Lease receivable - Disclosure Of Detailed Information About Lease Receivable Activity Explanatory (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lease Receivables [Line Items]
Balance, beginning of period			$ 39	$ 43	$ 43
Additions (terminations)			(37)		3
Finance income	$ 0	$ 1	0	2	2
Lease payments received		$ (2)	(2)	$ (7)	(9)
Balance, end of period					39
Current portion					9
Long-term portion					$ 30